QUARTERLY DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Aug. 31, 2013		May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2012		Feb. 29, 2012		Nov. 30, 2011		Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Selected Quarterly Financial Information [Abstract]
Net Sales	$ 2,202		$ 4,248		$ 5,472		$ 2,939		$ 2,098		$ 4,219		$ 4,748		$ 2,439		$ 14,861	[1]	$ 13,504	[1]	$ 11,822	[1]
Gross Profit	924		2,262		3,070		1,397		881		2,363		2,705		1,096		7,653		7,045		6,079
Income (Loss) from Continuing Operations Attributable to Monsanto Company	(249)		909		1,479		332		(230)		939		1,204		126		2,471		2,039		1,605
Income on Discontinued Operations	0		0		4		7		1		(2)		7		0		11		6		2
Net Income	(239)		932		1,483		349		(219)		966		1,212		134		2,525		2,093		1,659
Net Income Attributable to Monsanto Company	$ (249)		$ 909		$ 1,483		$ 339		$ (229)		$ 937		$ 1,211		$ 126		$ 2,482		$ 2,045		$ 1,607
Basic (Loss) Earnings per Share Attributable to Monsanto Company:
Income (Loss) from continuing operations (in dollars per share)	$ (0.47)	[2]	$ 1.70	[2]	$ 2.77	[2]	$ 0.62	[2]	$ (0.43)	[2]	$ 1.76	[2]	$ 2.25	[2]	$ 0.24	[2]	$ 4.63	[2]	$ 3.82	[2]	$ 2.99
Income (Loss) on discontinued operations (in dollars per share)	$ 0.00	[2]	$ 0.00	[2]	$ 0.01	[2]	$ 0.01	[2]	$ (0.01)	[2]	$ 0.00	[2]	$ 0.02	[2]	$ 0.00	[2]	$ 0.02	[2]	$ 0.01	[2]	$ 0.01
Net Income Attributable to Monsanto Company (in dollars per share)	$ (0.47)	[2]	$ 1.70	[2]	$ 2.78	[2]	$ 0.63	[2]	$ (0.44)	[2]	$ 1.76	[2]	$ 2.27	[2]	$ 0.24	[2]	$ 4.65	[2]	$ 3.83	[2]	$ 3.00
Diluted (Loss) Earnings per Share Attributable to Monsanto Company:
Income (Loss) from continuing operations (in dollars per share)	$ (0.47)	[2]	$ 1.68	[2]	$ 2.73	[2]	$ 0.62	[2]	$ (0.42)	[2]	$ 1.74	[2]	$ 2.23	[2]	$ 0.23	[2]	$ 4.58	[2]	$ 3.78	[2]	$ 2.96
Income on discontinued operations (in dollars per share)	$ 0.00	[2]	$ 0.00	[2]	$ 0.01	[2]	$ 0.01	[2]	$ 0.00	[2]	$ 0.00	[2]	$ 0.01	[2]	$ 0.00	[2]	$ 0.02	[2]	$ 0.01	[2]	$ 0.00
Net Income Attributable to Monsanto Company (in dollars per share)	$ (0.47)	[2]	$ 1.68	[2]	$ 2.74	[2]	$ 0.63	[2]	$ (0.42)	[2]	$ 1.74	[2]	$ 2.24	[2]	$ 0.23	[2]	$ 4.60	[2]	$ 3.79	[2]	$ 2.96

[1]	Represents net sales from continuing operations.
[2]	Because Monsanto reported a loss from continuing operations in the fourth quarter 2013 and 2012, generally accepted accounting principles require diluted loss per share to be calculated using weighted-average common shares outstanding, excluding common stock equivalents. As a result, the quarterly earnings (loss) per share may not total to the full-year amount.